Discontinued Operations - Schedule of Assets and Liabilities of Discontinued Operations (Details) - Australian Oilseeds Investments Pty Ltd [Member]	Jun. 30, 2026 AUD ($)
Discontinued Operations - Schedule of Assets and Liabilities of Discontinued Operations (Details) [Line Items]
Cash and cash equivalents	$ 646,434
Trade and other receivables	4,348,515
Related party loans receivable	304,961
Inventories	5,953,840
Prepayment of seed purchase	38,698
Other current assets	680,707
Property, plant and equipment	8,842,441
Right of assets-operating lease	534,868
Deferred tax assets, net	34,270
Total assets classified as held for sale	21,384,734
Trade and other payables	6,876,484
Borrowings	6,940,917
Operating lease liabilities	557,176
Taxes payable	9,880
Related party loans	6,783,353
Employee benefits	216,923
Total liabilities classified as held for sale	21,384,733
Total net assets	$ 1